Income Taxes - Difference Between Customary Rate and Effective Tax Rate on Income Before Income Taxes Due (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Tax effect of:
Nondeductible compensation						(0.90%)	(0.90%)
State taxes, net of federal tax benefit	(11.80%)	3.40%	4.20%	2.10%	1.40%	6.20%	6.70%
Valuation allowance on deferred tax assets	(22.10%)	(3.20%)	(48.50%)	(2.10%)	(23.50%)	(9.90%)	(6.20%)
Other	0.70%	(0.20%)	(0.30%)	(0.10%)		(0.20%)	(0.10%)
Effective tax rate	1.80%	35.00%	(9.60%)	34.90%	12.90%	30.20%	34.50%